Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 16, 2012	Apr. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BALTIA AIR LINES INC
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			1,909,599,529
Entity Public Float		$ 717,372,685
Amendment Flag	false
Entity Central Index Key	0000869187
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY